Income (loss) per share	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Income (loss) per share	Income (loss) per share
Basic losses per share is calculated by dividing income (loss) attributable to equity holders of the Group by the weighted-
average number of outstanding ordinary shares for the year.
Diluted losses per share are calculated by adjusting the weighted average number of ordinary outstanding shares to assume conversion of all dilutive potential ordinary shares.

(amounts in thousands of euros, except share data)
BASIC AND DILUTED LOSS PER SHARE	YEAR ENDED DECEMBER 31, 2022	YEAR ENDED DECEMBER 31, 2023	YEAR ENDED DECEMBER 31, 2024
Weighted average number of outstanding shares	19,092,442	43,066,012	63,046,350
Net loss for the period	(60,740)	(147,740)	(176,242)
Basic and diluted loss per share (€/share)	(3.18)	(3.43)	(2.80)
Potential dilutive instruments (BCEs, BSAs, AGAs, Equity lines, BSA Kreos 1, OCEANE, Kreos/Claret BSA, Kreos/Claret
OCABSA and Height notes) have been excluded from the computation of diluted weighted-average shares outstanding because such instruments had an antidilutive impact due to the losses reported. As of December 31, 2022, 2023 and 2024, the number of potential dilutive instruments were 1,707,037, 28,754,280 and 29,570,132 respectively, giving rights to a maximum number of shares to be issued of 1,707,037, 6,510,658 and 6,760,392 respectively.